Commitments (Details 4) m² in Millions, mi² in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017 m² decimal	Dec. 31, 2016 m² decimal	Jul. 02, 2015 mi²
Commitments (Textual)
Project planned in area of land (Approximately 245 acres) | mi²			1
Omagine Project [Member]
Commitments (Textual)
Project planned in area of land (Approximately 245 acres) | m²	1	1
Number of residences for project | decimal	2,100	2,100